Summary of Quarterly Results of Operations and Per Share Amounts (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information [Line Items]
Total interest income	$ 9,662,000	$ 9,688,000	$ 8,574,000	$ 8,447,000	$ 8,411,000	$ 8,648,000	$ 7,609,000	$ 6,650,000	$ 36,370,782	$ 31,318,033
Total interest expense	791,000	833,000	726,000	623,000	645,000	690,000	823,000	759,000	2,972,807	2,917,258
Net interest income	8,871,000	8,855,000	7,848,000	7,824,000	7,766,000	7,958,000	6,786,000	5,891,000	33,397,975	28,400,775
Provision for loan losses	152,000	631,000	277,000	358,000	59,000	360,000	349,000	311,000	1,418,260	1,075,983
Net interest income after provision for loan losses	8,719,000	8,224,000	7,571,000	7,466,000	7,707,000	7,598,000	6,437,000	5,580,000	31,979,715	27,324,792
Total non-interest income	2,055,000	2,021,000	2,055,000	1,672,000	1,671,000	1,592,000	1,890,000	1,930,000	7,803,468	7,083,297
Total non-interest expense	8,051,000	8,071,000	7,384,000	7,227,000	7,308,000	7,630,000	7,245,000	5,979,000	30,733,608	28,165,001
Income tax expense	682,000	641,000	629,000	484,000	572,000	456,000	270,000	306,000	2,435,879	1,603,593
Net income	2,041,000	1,533,000	1,613,000	1,427,000	1,498,000	1,104,000	812,000	1,225,000	6,613,696	4,639,495
Preferred dividends and stock accretion	86,000	85,000	86,000	106,000	106,000	106,000	106,000	106,000
Net income applicable to common Stockholders	$ 1,955,000	$ 1,448,000	$ 1,527,000	$ 1,321,000	$ 1,392,000	$ 998,000	$ 706,000	$ 1,119,000	$ 6,250,743	$ 4,215,067
Per common share:
Net income, basic	$ 0.37	$ 0.27	$ 0.30	$ 0.26	$ 0.27	$ 0.20	$ 0.18	$ 0.36	$ 1.27	$ 1.07
Net income, diluted	$ 0.36	$ 0.27	$ 0.29	$ 0.25	$ 0.27	$ 0.19	$ 0.18	$ 0.35	$ 1.25	$ 1.06
Cash dividends declared	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.15	$ 0.15